Income Taxes Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) detail for the Company for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Current:
State and local	$2	$3	$(2)
Foreign	26	24	12
Total current	28	27	10
Deferred:
Federal	1	332	(365)
State and local	(1)	10	(8)
Foreign	(2)	(20)	(21)
Total deferred	(2)	322	(394)
Income tax expense (benefit)	$26	$349	$(384)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s combined differences between income taxes computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Income tax benefit computed at federal statutory tax rate	$(50)	$(106)	$(20)
State tax provision, net of federal benefits	1	1	—
Foreign tax rate differential	3	16	7
Foreign source income (loss) subject to U.S. taxation	20	(36)	(6)
Goodwill impairment	—	18	—
Losses and other expenses (income) not deductible for tax	1	1	(14)
Increase (decrease) in the taxes due to changes in valuation allowance	46	454	(321)
Additional tax expense (benefit) on foreign unrepatriated earnings	8	22	(30)
Additional (benefit) expense for uncertain tax positions	(3)	42	—
Tax recognized in other comprehensive income	—	(32)	—
Changes in enacted tax laws and tax rates	—	(31)	—
Income tax expense (benefit)	$26	$349	$(384)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The domestic and foreign components of the Company’s loss before income taxes for the years ended December 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Domestic	$(183)	$(28)	$64
Foreign	41	(274)	(121)
Total	$(142)	$(302)	$(57)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following table summarizes the presentation of the Company’s net deferred tax asset in the Consolidated Balance Sheets at December 31, 2014 and 2013:

	2014	2013
Assets:
Current deferred income taxes (Other current assets)	$11	$7
Long-term deferred income taxes	18	21
Liabilities:
Long-term deferred income taxes	(19)	(21)
Net deferred tax asset	$10	$7
The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the Company’s deferred tax assets and liabilities at December 31, 2014 and 2013 is as follows:

	2014	2013
Assets:
Non-pension post-employment	$8	$9
Accrued and other expenses	91	74
Property, plant and equipment	3	2
Loss and credit carryforwards	647	615
Intangibles	8	9
Pension and postretirement benefit liabilities	58	39
Gross deferred tax assets	815	748
Valuation allowance	(588)	(518)
Net deferred tax asset	227	230
Liabilities:
Property, plant and equipment	(119)	(125)
Pension and postretirement benefit assets	—	(5)
Unrepatriated earnings of foreign subsidiaries	(73)	(65)
Intangible assets	(25)	(28)
Gross deferred tax liabilities	(217)	(223)
Net deferred tax asset	$10	$7

Summary of Valuation Allowance [Table Text Block]
The following table summarizes the changes in the valuation allowance for the years ended December 31, 2014, 2013 and 2012:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/(Release)	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2012	$432	$11	$(321)	$122
Year ended December 31, 2013	122	(58)	454	518
Year ended December 31, 2014	518	24	46	588

Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at beginning of year	$70	$92
Additions based on tax positions related to the current year	7	6
Additions for tax positions of prior years	2	8
Reductions for tax positions of prior years	(7)	(38)
Settlements	(1)	—
Foreign currency translation	(5)	2
Balance at end of year	$66	$70